Loan From U.S. Small Business Administration (EIDL)	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Loan From U.S. Small Business Administration (EIDL)

NOTE 17. LOAN FROM U.S. SMALL BUSINESS ADMINISTRATION (EIDL)

On June 18,2020, we have received proceeds from a loan in the amount of $ 149,900 (the “EIDL Loan”) from U.S.Small Business Administration as EIDL Loan pursuant to the Small Business Association Economic Injury Disaster Recovery Loan (the “EIDL Loan”) which was in the form of a Loan Authorization and Agreement executed by the company matures 30 years from the promissory note and bears interest at a rate of 3.75% per annum, Installment payments, including principal and interest of $731 monthly will begin 12 months from the date of promissory note. The balance of principal and interest will be payable 30 years from the date of the promissory note.